SUBSEQUENT EVENTS	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On August 4, 2024, the Company entered into an engineering agreement (the “Primero Agreement”) with Primero USA, Inc. (“Primero”) pursuant to which Primero agreed to provide certain engineering, design and consultancy professional services (the “Services”), including to assist in procurement of major equipment, engage relevant third parties for construction and provide a Front End Loading-3 (“FEL-3”) report of the Company’s Muskogee Lithium facility at Southside Industrial Park, Muskogee, Oklahoma in Port Muskogee. The total amount due pursuant to the Primero Agreement, assuming full performance, is approximately $4.7 million, in the aggregate, subject to customary potential adjustments.

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and there are no other items that would have had a material impact on the Company’s condensed consolidated financial statements.

NOTE 16 — SUBSEQUENT EVENTS

On January 10, 2024, the Company entered into an agreement to exercise the option and purchase the land as per exclusive option purchase agreement with the City of Muskogee, Oklahoma for an additional amount of $1,562,030. The additional purchase amount is payable as on closing of the purchase transaction which is expected to be completed by December 31, 2024.

On February 7, 2024, Michael Circelli joined as Project Director of the Company. As part of the Equity Incentive Plan, Michael Circelli is entitled to receive 150,000 shares of the Company’s common stock. However, these shares have not been granted until the issuance of these consolidated financial statements.

On November 8, 2023, the Board of Directors authorized the adoption of the Stardust Power, Inc. 401(k) Plan (the “Plan”) effective January 1, 2024, which allows eligible employees to defer 1% to 80% of their eligible compensation. The Plan, as adopted, does not offer employer contributions.

On February 23, 2024, the Company signed another SAFE agreement for an amount of $200,000 in accordance with the terms of the outstanding Simple Agreements for Future Equity issued by Stardust Power to an individual Investor.

On March 13, 2024, the Company and IGX Minerals LLC (“IGX”), an established American developer of lithium brine assets, entered into an exclusive Letter of Intent (“IGX LOI”) to potentially acquire interests in certain mining claims (“IGX Claims”). The contemplated transaction is subject to the entering into of a definitive agreement, due diligence by the Company, and other factors. In connection with the entering into the non-binding IGX LOI, the Company has paid a non-refundable payment of $30,000 in connection with obtaining a binding exclusivity right. Further, the Company has agreed to binding provisions relating to (i) a right of first refusal in favor of the Company and (ii) the entering into of a promissory note of $235,000 in favor of IGX. The promissory note is for a term of twenty-four (24) months with an annual interest rate of six (6) percent and repayment due upon maturity. If the Company acquires an interest in any of the IGX Claims, the balance of the promissory note shall be credited as part of the Company’s investment and IGX shall not be required to repay the note.

On March 15, 2024, the Company and Usha Resources Inc. (“Usha Resources”) entered into a non-binding Letter of Intent, except for certain binding terms such as those relating to the exclusivity period until September 30, 2024 (“Jackpot LOI”) to acquire an interest in Usha Resources’ lithium brine project, situated in the United States. The Jackpot LOI provides the Company with the exclusive option to agree to acquire up to 90% of the interests held by Usha Resources in the Jackpot Lake project, based on an indicative earn-in schedule. The Company has made a non-refundable payment of $25,000 upon execution of the LOI in connection with securing exclusivity and a further $50,000 payment (the “Second Payment”) is intended to be made by the Company sixty days from March 15, 2024.

On March 22, 2024, the Company entered into Financing Commitment and Equity Line of Credit Agreement with SAFE note investor. The agreement replaced the contingent commitment feature of SAFE notes with granting Company an option to drawdown up an additional $15,000,000 on terms similar to existing SAFEs prior to the First Effective Time.

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and there are no other items that would have had a material impact on the Company’s consolidated financial statements.